United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Quarter ended 08/31/16

Item 1. Schedule of Investments

Federated InterContinental Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.3%
		Austria—3.1%
26,000	[1]	Conwert Immobilien Invest AG	$456,054
60,400	[1]	Erste Group Bank AG	1,702,103
24,000		OMV AG	672,581
39,300		Voestalpine AG	1,300,916
56,484		Wienerberger AG	899,220
		TOTAL	5,030,874
		Czech Republic—1.0%
36,000		CEZ AS	628,798
30,500		Komercni Banka AS	1,032,645
		TOTAL	1,661,443
		Denmark—8.2%
8,700		Carlsberg A/S, Class B	816,702
63,200		Danske Bank A/S	1,858,393
38,932		DSV A/S	1,934,039
43,000		ISS A/S	1,743,694
18,129		NKT Holding A/S	1,067,172
67,100		Novo Nordisk A/S, ADR	3,134,912
31,600		Vestas Wind Systems A/S	2,630,812
		TOTAL	13,185,724
		Germany—10.7%
12,100		Allianz SE	1,800,394
15,300		BASF SE	1,244,229
9,100		Bayer AG	974,430
11,000	[2,3]	Covestro AG	572,941
29,700		Daimler AG	2,055,908
157,500		Deutsche Telekom AG	2,627,805
10,000		HeidelbergCement AG	930,831
8,100		Henkel AG & Co. KGaA	1,064,794
14,000		Metro AG	415,451
22,624		ProSiebenSat.1 Media SE	972,740
27,000		SAP SE	2,376,785
11,500		Siemens AG	1,373,381
12,500		Symrise AG	922,854
		TOTAL	17,332,543
		Hungary—1.3%
260,000		Magyar Telekom Telecommunications PLC	405,644
9,900		MOL Hungarian Oil & Gas PLC	618,045
41,300		OTP Bank PLC	1,079,580
		TOTAL	2,103,269
		Japan—12.0%
31,500		Aisin Seiki Co. Ltd.	1,489,360
30,200		Alps Electric Co. Ltd.	682,312
406,000		ANA Holdings, Inc.	1,104,836
61,300		Chugai Pharmaceutical Co. Ltd.	1,924,579
8,200		Disco Corp.	926,898
30,000		Don Quijote Holdings Co. Ltd.	981,189
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
37,000		Doutor Nichires Holdings Co. Ltd.	$654,761
25,000		Fuji Heavy Industries Ltd.	991,996
123		Hoshino Resorts REIT, Inc.	1,466,188
2,100		Japan Hotel REIT Investment Corp.	1,804,993
32,000		Kubota Corp.	469,984
46,300		Kyowa Hakko Kirin Co. Ltd.	654,676
10,428	[1]	Line Corp., ADR	445,797
268,000		Osaka Gas Co. Ltd.	1,056,067
111,200		Sekisui House Ltd.	1,792,634
44,400		Sumitomo Mitsui Financial Group, Inc.	1,556,183
66,000		Yamaha Motor Co. Ltd.	1,354,922
		TOTAL	19,357,375
		Mexico—8.6%
840,000		Alpek SAB de CV	1,450,721
445,000		Alsea SAB de CV	1,597,411
100,000	[1]	Cemex SAB de CV, ADR	829,000
10,500		Fomento Economico Mexicano SAB de CV, ADR	961,275
46,000		Gruma SAB de CV, Class B	611,535
6,900		Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR	1,051,974
535,000		Grupo Financiero Banorte SAB de CV	2,883,142
124,500		Grupo Financiero Santander Mexico SAB de CV, Class B, ADR	1,191,465
525,000		Grupo Lala SAB de CV	1,099,877
152,000		Infraestructura Energetica Nova SAB de CV	586,690
275,000	[2,3]	Tenedora Nemak SA de CV	311,459
575,000		Wal-Mart de Mexico SAB de CV	1,313,472
		TOTAL	13,888,021
		Netherlands—9.8%
68,489	[2,3]	ABN AMRO Group NV, GDR	1,409,782
6,046		Akzo Nobel NV	408,670
9,300		ASML Holding NV	990,915
18,000	[2,3]	Grandvision NV	509,953
28,700		Heineken NV	2,567,749
111,000		ING Groep NV	1,391,428
42,106	[1,2,3]	Intertrust NV	948,611
48,600		Koninklijke Philips NV	1,412,939
36,416		NN Group NV	1,085,439
9,700		Randstad Holding NV	458,684
474		Royal Dutch Shell PLC, Class A	11,587
49,308		Royal Dutch Shell PLC, Class A, ADR	2,411,161
46,901		Unilever NV	2,154,478
		TOTAL	15,761,396
		Norway—6.0%
68,377		DNB ASA	831,916
65,000	[1]	Marine Harvest ASA	1,004,211
26,900		Royal Caribbean Cruises Ltd.	1,912,859
221,043		Statoil ASA	3,474,217
90,000		Tomra Systems ASA	1,003,998
43,242		Yara International ASA	1,535,822
		TOTAL	9,763,023
2

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Portugal—0.4%
40,000	Jeronimo Martins SGPS SA	$646,439
	Romania—0.6%
950,000	Banca Transilvania SA	567,144
60,000	Cineworld Group PLC	450,539
	TOTAL	1,017,683
	South Korea—9.2%
20,000	GS Holdings Corp.	880,314
33,000	Hana Financial Group, Inc.	866,561
19,500	Hanwha Chemical Corp.	447,465
1,500	Lotte Chemical Corp.	359,505
3,600	Hyundai Motor Co.	429,555
8,800	Kia Motors Corp.	330,693
30,000	Korea Electric Power Corp.	1,558,995
5	KT Corp.	141
60,000	LG Telecom Ltd.	626,133
16,000	Poongsan Corp.	449,358
20,000	Samsung Card Co. Ltd.	791,868
3,600	Samsung Electronics Co. Ltd.	5,223,762
17,000	Shinhan Financial Group Co. Ltd., ADR	621,010
11,000	SK Hynix, Inc.	359,968
45,000	SK Telecom Co. Ltd., ADR	976,500
105,000	Woori Bank	998,809
	TOTAL	14,920,637
	Sweden—6.9%
83,800	Hennes & Mauritz AB, Class B	2,552,363
240,200	Husqvarna AB, Class B	2,075,844
60,000	Nordea Bank AB	586,013
132,600	Peab AB	1,107,019
74,400	Skandinaviska Enskilda Banken AB, Class A	726,629
45,000	SKF AB, Class B	757,759
35,043	Swedbank AB, Class A	805,201
111,000	Telefonaktiebolaget LM Ericsson, Class B	790,877
162,200	Volvo AB, Class B	1,742,607
	TOTAL	11,144,312
	Taiwan—7.5%
300,000	Chailease Holding Co. Ltd.	517,604
1,632,400	Chang Hwa Commercial Bank Ltd.	819,862
728,000	China Life Insurance Co. Ltd.	644,501
250,000	Chunghwa Telecom Co. Ltd.	898,090
100,000	Delta Electronics, Inc.	518,739
750,000	Far Eastern New Century Corp.	553,002
1,557,050	First Financial Holding Co. Ltd.	799,175
427,725	Hon Hai Precision Industry Co. Ltd.	1,186,655
514,555	Lite-On Technology Corp.	777,362
225,000	Pegatron Corp.	538,252
320,000	Pou Chen Corp.	463,016
76,000	President Chain Store Corp.	602,137
514,000	Taiwan Semiconductor Manufacturing Co. Ltd.	2,859,484
300,000	Uni-President Enterprises Corp.	566,223
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—continued
350,000		WPG Holdings Co. Ltd.	$415,942
		TOTAL	12,160,044
		Thailand—8.0%
115,000		Advanced Info Service PCL, GDR	548,584
158,800		Airports of Thailand PCL, GDR	1,842,394
382,600		Bangkok Dusit Medical Services PCL, GDR	259,727
679,600		Central Pattana PCL, GDR	1,180,721
1,093,700		CP ALL PCL, GDR	1,964,756
79,200		Kasikornbank PCL, GDR	450,626
790,800		Minor International PCL, GDR	939,052
450,000		PTT Global Chemical PCL, GDR	789,516
213,800		PTT PCL, GDR	2,144,557
166,800		Siam Cement PCL, GDR	2,554,191
69,400		Siam Commercial Bank PCL, GDR	319,879
		TOTAL	12,994,003
		TOTAL COMMON STOCKS (IDENTIFIED COST $141,770,117)	150,966,786
		INVESTMENT COMPANY—6.1%
9,885,085	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[5] (AT NET ASSET VALUE)	9,885,085
		TOTAL INVESTMENTS—99.4% (IDENTIFIED COST $151,655,202)[6]	160,851,871
		OTHER ASSETS AND LIABILITIES - NET—0.6%[7]	898,533
		TOTAL NET ASSETS—100%	$161,750,404
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
1BIST 30 Index, Long Futures	560	$1,785,592	October 2016	$(28,567)
1S&P/TSX 60 Index, Long Futures	50	$6,482,385	September 2016	$(40,394)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(68,961)
The average notional value of long futures contracts held by the Fund throughout the period was $3,541,452. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2016	BNY Mellon	5,149,054 NOK	$617,932	$(2)
9/16/2016	JPMorgan	800,000 EUR	$899,714	$(6,712)
Contracts Sold:
9/1/2016	BNY Mellon	672,000 TWD	$21,154	$(24)
9/16/2016	Citibank	15,570,000 EUR	$17,508,298	$128,239
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$121,501
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $934,277 and $621,254, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
4

1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $3,752,746, which represented 2.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $3,752,746, which represented 2.3% of total net assets.
4	Affiliated holding.
Transactions involving the affiliated holdings during the period ended August 31, 2016, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	1,272,586	1,678,225
Purchases/Additions	—	77,482,722
Sales/Reductions	(1,272,586)	(69,275,862)
Balance of Shares Held 8/31/2016	—	9,885,085
Value	$—	$9,885,085
Dividend Income	$8,762	$23,259
5	7-day net yield.
6	At August 31, 2016, the cost of investments for federal tax purposes was $151,655,202. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $9,196,669. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,840,082 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,643,413.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various
5

methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$24,069,716	$126,897,070	$—	$150,966,786
Investment Company	9,885,085	—	—	9,885,085
TOTAL SECURITIES	$33,954,801	$126,897,070	$—	$160,851,871
Other Financial Instruments:*
Assets	$—	$128,239	$—	$128,239
Liabilities	(69,987)	(6,712)	—	(76,699)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(69,987)	$121,527	$—	$51,540
*	Other financial instruments include futures contracts and foreign exchange contracts.
6

The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GDR	—Global Depositary Receipt
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
TWD	—Taiwan Dollar
7
Federated International Strategic Value Dividend Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—97.2%
	Consumer Discretionary—4.4%
886,000	SES SA	$20,379,450
915,400	Shaw Communications, Inc., Class B	18,309,396
	TOTAL	38,688,846
	Consumer Staples—24.5%
1,404,224	Ambev SA, ADR	8,327,049
74,050	Anheuser-Busch InBev NV	9,180,626
534,115	British American Tobacco PLC	33,196,310
847,000	Diageo PLC	23,485,166
513,155	Imperial Tobacco Group PLC	26,954,578
3,085,000	Kimberly-Clark de Mexico SAB de CV, ADR	7,378,417
312,927	Nestle SA	24,942,130
331,200	Philip Morris International, Inc.	33,096,816
598,797	Unilever PLC	27,791,398
8,645,000	Wal-Mart de Mexico SAB de CV	19,747,759
	TOTAL	214,100,249
	Energy—5.9%
2,914,000	BP PLC	16,352,339
503,894	Total SA	24,048,160
258,000	TransCanada Corp.	11,699,909
	TOTAL	52,100,408
	Financials—12.8%
704,300	Admiral Group PLC	18,991,192
244,100	Bank of Montreal	16,190,192
229,000	Canadian Imperial Bank of Commerce	18,178,207
133,471	Muenchener Rueckversicherungs-Gesellschaft AG	24,118,491
454,000	National Australia Bank Ltd., Melbourne	9,279,139
820,100	Swedbank AB, Class A	18,843,865
299,000	Westpac Banking Corp. Ltd., Sydney	6,582,043
	TOTAL	112,183,129
	Health Care—13.3%
479,373	AstraZeneca PLC	30,949,801
1,185,543	GlaxoSmithKline PLC	25,549,561
215,400	Novartis AG	16,954,394
40,100	Roche Holding AG	9,785,696
361,586	Sanofi	27,913,045
280,000	Sonic Healthcare Ltd.	4,824,028
	TOTAL	115,976,525
	Materials—2.0%
1,435,000	Amcor Ltd.	17,197,895
	Telecommunication Services—20.8%
593,000	BCE, Inc.	27,705,590
280,500	Rogers Communications, Inc., Class B	12,012,262
9,711,385	Singapore Telecom Ltd.	28,591,368
24,895	Swisscom AG	11,901,925
639,000	Telenor ASA	11,149,397
8,458,515	Telstra Corp. Ltd.	33,360,115
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
589,900		TELUS Corp.	$19,351,455
12,483,818		Vodafone Group PLC	37,668,479
		TOTAL	181,740,591
		Utilities—13.5%
627,000		Emera, Inc.	22,829,991
268,000		Fortis, Inc.	8,429,922
2,393,222		National Grid PLC	32,983,664
184,800		Red Electrica Corporacion SA	3,982,894
1,687,050		SSE PLC	33,372,599
1,312,836		United Utilities Group PLC	16,783,801
		TOTAL	118,382,871
		TOTAL COMMON STOCKS (IDENTIFIED COST $834,688,621)	850,370,514
		INVESTMENT COMPANY—1.0%
9,252,024	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[2] (AT NET ASSET VALUE)	9,252,024
		TOTAL INVESTMENTS—98.2% (IDENTIFIED COST $843,940,645)[3]	859,622,538
		OTHER ASSETS AND LIABILITIES - NET—1.8%[4]	15,330,746
		TOTAL NET ASSETS—100%	$874,953,284
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
9/1/2016	JPMorgan	1,200,549 AUD	$900,602	$1,673
Contracts Sold:
9/1/2016	BNY Mellon	85,425 CAD	$65,009	$(131)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,542
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,312 and $1,107, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.

Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	7,885,673
Purchases/Additions	212,126,566
Sales/Reductions	(210,760,215)
Balance of Shares Held 8/31/2016	9,252,024
Value	$9,252,024
Dividend Income	$28,749
2

2	7-day net yield.
3	At August 31, 2016, the cost of investments for federal tax purposes was $843,940,645. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $15,681,893. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $54,107,764 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,425,871.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
3

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 33,096,816	$—	$—	$33,096,816
International	190,160,147	627,113,551	—	817,273,698
Investment Company	9,252,024	—	—	9,252,024
TOTAL SECURITIES	$232,508,987	$627,113,551	$—	$859,622,538
Other Financial Instruments:[1]
Assets	$1,673	$—	$—	$1,673
Liabilities	(131)	—	—	(131)
OTHER FINANCIAL INSTRUMENTS	$1,542	$—	$—	$1,542
1	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
CAD	—Canadian Dollar
4
Federated Emerging Markets Equity Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—94.0%
		Austria—3.7%
4,500		Conwert Immobilien Invest AG	$78,933
5,650		Erste Group Bank AG	159,220
3,300		OMV AG	92,480
3,600		Voestalpine AG	119,168
5,800		Wienerberger AG	92,335
		TOTAL	542,136
		Brazil—8.5%
49,500		Ambev SA, ADR	293,535
22,792		Banco Bradesco SA, ADR	203,305
14,800		BB Seguridade Participacoes SA	133,600
3,100		BRF SA	51,695
8,929		Ez Tec Empreendimentos e Participacoes SA	45,873
17,277		Itau Unibanco Holding SA, ADR	191,429
16,500		Kroton Educacional SA	70,513
14,000		Lojas Renner SA	111,117
6,900	[1]	Petroleo Brasileiro SA, ADR	54,510
5,000		Raia Drogasil SA	92,407
		TOTAL	1,247,984
		China—23.6%
8,000		AAC Technologies Holdings Inc.	91,078
122,000		Air China, Class H	90,081
600	[1]	Alibaba Group Holding Ltd., ADR	58,314
113,000		AviChina Industry & Technology Co. Ltd., Class H	83,023
800	[1]	Baidu, Inc., ADR	136,856
133,000		Beijing Capital International Airport Co. Ltd., Class H	149,848
92,000		China Communications Construction Co. Ltd., Class H	99,949
340,000		China Construction Bank Corp., Class H	253,312
60,000		China Longyuan Power Group Corp., Class H	50,318
63,000		China Medical System Holding Ltd.	105,569
40,000		China Merchants Bank Co. Ltd., Class H	96,956
3,700		China Mobile Ltd., ADR	224,627
40,000		China Overseas Land & Investment Ltd.	131,786
16,000	[2,3]	Fuyao Glass Industry Group Co. Ltd., Class H	41,987
60,000		Geely Automobile Holdings Ltd.	47,966
1,400		NetEase, Inc., ADR	296,758
14,500		New China Life Insurance Co. Ltd., Class H	58,680
3,800		New Oriental Education & Technology Group, Inc., ADR	150,024
27,500		Ping An Insurance (Group) Co. of China Ltd., Class H	141,796
6,000		Shenzhou International Group Holdings Ltd.	39,400
184,000		Sinopec Shanghai Petrochemical Co. Ltd., Class H	94,248
58,400		Sinopharm Group Co. Ltd., Class H	298,192
21,000		Techtronic Industries Co.	84,927
17,200		Tencent Holdings Ltd.	445,863
91,000		TravelSky Technology Ltd., Class H	197,155
		TOTAL	3,468,713
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Colombia—1.0%
3,700		Bancolombia SA	$36,224
4,000	[1]	Ecopetrol SA, ADR	35,440
5,600		Grupo Argos SA	37,154
4,000		Grupo Nutresa SA	35,151
		TOTAL	143,969
		Czech Republic—1.2%
1,700		CEZ AS	29,693
4,200		Komercni Banka AS	142,201
		TOTAL	171,894
		Hungary—2.2%
35,000		Magyar Telekom Telecommunications PLC	54,606
2,000		MOL Hungarian Oil & Gas PLC	124,857
5,300		OTP Bank PLC	138,542
		TOTAL	318,005
		India—4.6%
31,500		Ashok Leyland Ltd.	41,093
13,500		Exide Industries Ltd.	37,271
850		Hero MotoCorp Ltd.	44,876
2,500		Housing Development Finance Corp. Ltd.	52,369
3,400		Indiabulls Housing Finance Ltd.	41,505
5,950		Infosys Ltd., ADR	94,367
12,000		ITC Ltd.	46,515
4,600		LIC Housing Finance Ltd.	39,297
800		Maruti Suzuki India Ltd.	60,252
2,900	[2,3]	Reliance Industries Ltd., GDR	90,451
1,350		Tata Consultancy Services Ltd.	50,569
30,800	[1]	Tata Power Co. Ltd.	36,065
1,500	[1]	WNS Holdings Ltd., ADR	43,995
		TOTAL	678,625
		Indonesia—2.8%
66,000		Astra International TBK PT	40,488
75,000		Bank Mandiri TBK PT	63,497
73,000		Bank Negara Indonesia Persero TBK PT	32,279
68,000		Bank Rakyat Indonesia TBK PT	59,709
7,000		Gudang Garam TBK PT	33,955
49,000		Indofood CBP Sukses Makmur TBK PT	36,825
29,000		Matahari Department Store TBK PT	43,615
346,000		Telekomunikasi Indonesia TBK PT	108,628
		TOTAL	418,996
		Japan—0.3%
979	[1]	Line Corp., ADR	41,852
		Mexico—4.2%
31,000		Alsea SAB de CV	111,280
1,000		Fomento Economico Mexicano SAB de CV, ADR	91,550
600		Grupo Aeroportuario del Sureste SAB de CV, ADR	91,476
21,400		Grupo Financiero Banorte SAB de CV, Class O	115,326
40,000		Grupo Lala SAB de CV	83,800
12,000		Infraestructura Energetica Nova SAB de CV	46,318
34,000		Wal-Mart de Mexico SAB de CV	77,666
		TOTAL	617,416
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Romania—0.9%
124,456		Banca Transilvania SA	$74,299
8,000		Cineworld Group PLC	60,072
		TOTAL	134,371
		Russia—4.7%
26,000		Gazprom PAO, ADR	105,249
1,200		Lukoil PJSC, ADR	53,688
3,800		MMC Norilsk Nickel PJSC, ADR	57,076
600	[2]	Novatek OAO, GDR	64,732
21,000	[2]	Rosneft OAO, GDR	109,834
21,000		Sberbank of Russia PJSC, ADR	190,575
3,900	[1,2]	X5 Retail Group NV, GDR	103,220
		TOTAL	684,374
		South Africa—3.4%
1,500		Aspen Pharmacare Holdings Ltd.	35,942
14,500		AVI Ltd.	87,828
32,000		FirstRand Ltd.	96,123
4,200		Mr. Price Group Ltd.	52,776
500		Naspers Ltd., Class N	81,905
2,000		Nedbank Group Ltd.	28,152
19,000		RMB Holdings Ltd.	75,995
6,000		Steinhoff International Holdings NV	36,056
		TOTAL	494,777
		South Korea—12.1%
2,000		GS Holdings Corp.	88,031
3,400		Hana Financial Holdings	89,282
3,500		Hanwha Chemical	80,314
150		Lotte Chemical Corp.	35,951
300		Hyundai Mobis	69,676
375		Hyundai Motor Co.	44,745
923		Kia Motors Corp.	34,685
3,350		Korea Electric Power Corp.	174,088
600		Korea Tobacco & Ginseng Corp.	62,929
1		KT Corp.	28
6,300		LG Telecom Ltd.	65,744
1,800		Poongsan	50,553
500		S1 Corp.	46,174
2,000		Samsung Card Co. Ltd.	79,187
380		Samsung Electronics Co. Ltd.	551,397
1,800		Shinhan Financial Group Co. Ltd., ADR	65,754
1,200		SK Hynix, Inc.	39,269
4,700		SK Telecom Co. Ltd., ADR	101,990
10,000		Woori Bank	95,125
		TOTAL	1,774,922
		Taiwan—9.2%
3,000		Catcher Technology Co. Ltd.	21,504
30,150		Chicony Electronics Co. Ltd.	74,492
54,080		China Life Insurance Co. Ltd.	47,877
45,000		Chunghwa Telecom Co. Ltd.	161,656
132,887		First Financial Holding Co. Ltd.	68,206
23,820		Hon Hai Precision Industry Co. Ltd.	66,085
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Taiwan—continued
60,299		Lite-On Technology Corp.	$91,096
25,000		Nan Ya Plastics Corp.	47,663
10,000		Pegatron Corp.	23,922
50,000		Pou Chen Corp.	72,346
11,000		President Chain Store Corp.	87,151
68,000		Taiwan Semiconductor Manufacturing Co. Ltd.	378,298
43,200		Uni-President Enterprises Corp.	81,536
48,000		United Microelectronics Corp.	17,394
78,000		WPG Holdings Co., Ltd.	92,696
59,180		Yuanta Financial Holding Co. Ltd.	20,990
		TOTAL	1,352,912
		Thailand—8.6%
12,900		Advanced Info Service PCL, GDR	61,537
12,800		Airports of Thailand PCL, GDR	148,505
167,200		Bangkok Dusit Medical Services PCL, GDR	113,503
59,900		Central Pattana PCL, GDR	104,069
50,800		CP ALL PCL, GDR	91,259
26,600		Kasikornbank PCL, GDR	151,346
184,140		Minor International PCL, GDR	218,661
6,500		PTT PCL, GDR	65,199
11,200		Siam Cement PCL, GDR	171,504
30,800		Siam Commercial Bank PCL, GDR	141,964
		TOTAL	1,267,547
		Turkey—3.0%
21,000		Akbank TAS	55,553
6,000		Arcelik AS	42,911
35,000		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	34,452
12,600		Haci Omer Sabanci Holding AS	38,668
17,000		KOC Holding AS	73,842
5,000		Tofas Turk Otomobil Fabrikasi AS	36,788
1,600		Tupras Turkiye Petrol Rafinerileri AS	31,297
4,600	[1]	Turkcell Iletisim Hizmetleri AS, ADR	38,180
35,000		Turkiye Is Bankasi (Isbank), Class C	56,948
28,053		Turkiye Sise ve Cam Fabrikalari AS	32,423
		TOTAL	441,062
		TOTAL COMMON STOCKS (IDENTIFIED COST $12,543,193)	13,799,555
		WARRANTS—0.0%
		Thailand—0.0%
4,800	[1]	Minor International PCL, Expiration Date 11/3/2017 (IDENTIFIED COST $0 )	873
		INVESTMENT COMPANY—6.6%
		United States—6.6%
968,131	[4]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[5] (AT NET ASSET VALUE)	968,131
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $13,511,324)[6]	14,768,559
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[7]	(84,154)
		TOTAL NET ASSETS—100%	$14,684,405
4

At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1H-SHARES Index, Long Futures	8	$492,424	September 2016	$2,690
[1]mini MSCI Emerging Markets Index, Long Futures	5	$221,975	September 2016	$(5,841)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(3,151)
The average notional value of long futures contracts held by the Fund throughout the period was $1,508,674. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation
Contracts Sold:
9/16/2016	Citibank	575,000 EUR	$646,581	$4,736
9/16/2016	JPMorgan	15,000 EUR	$16,898	$154
11/29/2016	Bank of America	3,380,000 CNH	$504,402	$1,160
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$6,050
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $12,920 and $26,963, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2016, these restricted securities amounted to $410,224, which represented 2.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2016, these liquid restricted securities amounted to $132,438, which represented 0.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at August 31, 2016, is as follows:
	Acquisition Date	Cost	Market Value
Novatek OAO, GDR	8/12/2015	$57,607	$64,732
Rosneft OAO, GDR	8/12/2015-6/30/2016	$85,036	$109,834
X5 Retail Group NV, GDR	8/11/2015-6/30/2016	$74,056	$103,220
4	Affiliated holding.

Transactions involving the affiliated holding during the period ended August 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	2,113,723
Purchases/Additions	5,067,676
Sales/Reductions	(6,213,268)
Balance of Shares Held 8/31/2016	968,131
Value	$968,131
Dividend Income	$5,473
5	7-day net yield.
5

6	At August 31, 2016, the cost of investments for federal tax purposes was $13,511,324. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) futures contracts; and (c) outstanding foreign currency commitments was $1,257,235. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,868,731 and net unrealized depreciation from investments for those securities having an excess of cost over value of $611,496.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
6

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$3,563,425	$10,236,130[1]	$—	$13,799,555
Warrants	873	—	—	873
Investment Company	968,131	—	—	968,131
TOTAL SECURITIES	$4,532,429	$10,236,130	$—	$14,768,559
Other Financial Instruments:[2]
Assets	$2,690	$6,050	$—	$8,740
Liabilities	(5,841)	—	—	(5,841)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,151)	$6,050	$—	$2,899
1	Includes $35,130 of a security transferred from Level 3 to Level 2 because observable market data was obtained for the security. Transfers shown represents the value at the beginning of the period.
2	Other Financial Instruments include futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CNH	—Chinese Offshore Yuan
EUR	—Euro
GDR	—Global Depositary Receipt
PJSC	—Public Joint Stock Company
7
Federated Managed Volatility Fund
Portfolio of Investments
August 31, 2016 (unaudited)
Shares or Contracts			Value
		COMMON STOCKS—37.7%
		Consumer Discretionary—2.3%
53		Carter's, Inc.	$5,050
197		Comcast Corp., Class A	12,856
246		Darden Restaurants, Inc.	15,164
209		Foot Locker, Inc.	13,719
957		Ford Motor Co.	12,058
126		Home Depot, Inc.	16,899
421		Lowe's Cos., Inc.	32,232
272		M.D.C. Holdings, Inc.	7,102
141		TJX Cos., Inc.	10,919
72		Target Corp.	5,054
		TOTAL	131,053
		Consumer Staples—3.1%
520		Altria Group, Inc.	34,367
91		Campbell Soup Co.	5,525
424		ConAgra Foods, Inc.	19,763
250		General Mills, Inc.	17,705
1,209	[1]	Koninklijke Ahold Delhaize NV, Sponsored ADR	28,835
124		Mondelez International, Inc.	5,582
163		Philip Morris International, Inc.	16,289
208		PepsiCo, Inc.	22,204
37		Smucker (J.M.) Co.	5,246
87		Wal-Mart Stores, Inc.	6,215
132		Walgreens Boots Alliance, Inc.	10,654
		TOTAL	172,385
		Energy—4.0%
573		Apache Corp.	28,478
489		Baker Hughes, Inc.	24,025
569		Canadian Natural Resources Ltd.	17,667
322		China Petroleum & Chemical Corp., ADR	22,981
710		ENI S.p.A., ADR	21,392
450		Frank's International N.V.	5,171
164		National Oilwell Varco, Inc.	5,501
74		Occidental Petroleum Corp.	5,687
196		Oceaneering International, Inc.	5,198
423		Suncor Energy, Inc.	11,468
2,502		Technip SA	36,904
67		Tesoro Petroleum Corp.	5,053
677		Valero Energy Corp.	37,472
		TOTAL	226,997
		Financials—8.8%
455		Aflac, Inc.	33,752
265		Allstate Corp.	18,274
33		Avalonbay Communities, Inc.	5,775
1,212		Bank of America Corp.	19,562
399		Citigroup, Inc.	19,048
200		Corporate Office Properties Trust	5,704

Shares or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
131	Cullen Frost Bankers, Inc.	$9,550
811	Discover Financial Services	48,660
160	Equity Residential Properties Trust	10,379
570	General Growth Properties, Inc.	16,610
113	Goldman Sachs Group, Inc.	19,149
874	Hartford Financial Services Group, Inc.	35,895
749	Hospitality Properties Trust	22,837
711	JPMorgan Chase & Co.	47,993
332	MetLife, Inc.	14,409
630	Morgan Stanley	20,198
1,715	Old Republic International Corp.	32,979
212	PNC Financial Services Group	19,101
344	Retail Properties of America, Inc.	5,848
25	Simon Property Group, Inc.	5,387
87	Sun Communities, Inc.	6,657
565	Sun Life Financial Services of Canada	17,814
398	The Travelers Cos, Inc.	47,247
73	Welltower, Inc.	5,603
319	Zions Bancorporation	9,758
	TOTAL	498,189
	Health Care—5.3%
139	Amgen, Inc.	23,638
144	Abbott Laboratories	6,051
404	Aetna, Inc.	47,316
212	Anthem, Inc.	26,517
33	Becton, Dickinson & Co.	5,848
76	Bristol-Myers Squibb Co.	4,362
71	Cardinal Health, Inc.	5,657
412	GlaxoSmithKline PLC, ADR	17,905
332	Gilead Sciences, Inc.	26,022
491	Johnson & Johnson	58,596
296	Merck & Co., Inc.	18,586
702	Pfizer, Inc.	24,430
607	Teva Pharmaceutical Industries, Ltd., ADR	30,587
	TOTAL	295,515
	Industrials—5.0%
319	Alaska Air Group, Inc.	21,542
379	Apogee Enterprises, Inc.	18,344
163	Boeing Co.	21,100
88	Deluxe Corp.	5,999
270	Eaton Corp. PLC	17,966
215	Fluor Corp.	11,159
241	General Dynamics Corp.	36,685
138	Huntington Ingalls Industries, Inc.	22,793
255	Ingersoll-Rand PLC	17,337
73	Manpower Group, Inc.	5,217
1,035	Masco Corp.	36,722
530	Nielsen Holdings PLC	28,238
52	Northrop Grumman Corp.	11,028
75	Stanley Black & Decker, Inc.	9,281

Shares or Contracts		Value
	COMMON STOCKS—continued
	Industrials—continued
59	United Technologies Corp.	$6,279
205	Waste Management, Inc.	13,108
	TOTAL	282,798
	Information Technology—4.4%
175	Apple, Inc.	18,567
144	Avnet, Inc.	6,002
183	CA, Inc.	6,206
1,787	Cisco Systems, Inc.	56,183
573	Hewlett Packard Enterprise Co.	12,308
242	Juniper Networks, Inc.	5,585
72	Lam Research Corp.	6,719
358	Leidos Holdings, Inc.	14,503
664	Microsoft Corp.	38,153
1,040	Maxim Integrated Products, Inc.	42,349
135	Oracle Corp.	5,565
91	TE Connectivity Ltd.	5,785
224	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,438
358	Texas Instruments, Inc.	24,895
	TOTAL	249,258
	Materials—1.5%
296	Avery Dennison Corp.	22,922
255	Cabot Corp.	12,714
313	Dow Chemical Co.	16,789
694	Worthington Industries, Inc.	29,773
	TOTAL	82,198
	Telecommunication Services—1.4%
140	AT&T, Inc.	5,723
277	BCE, Inc.	12,936
382	CenturyLink, Inc.	10,620
926	Verizon Communications	48,457
	TOTAL	77,736
	Utilities—1.9%
225	American Electric Power Co., Inc.	14,528
105	Consolidated Edison Co.	7,901
124	DTE Energy Co.	11,520
152	Dominion Resources, Inc.	11,272
166	Duke Energy Corp.	13,224
200	Exelon Corp.	6,800
109	Nextera Energy, Inc.	13,182
255	PPL Corp.	8,869
89	Sempra Energy	9,312
176	Southern Co.	9,034
	TOTAL	105,642
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,979,615)	2,121,771
	PURCHASED CALL OPTION—0.1%
76	CBOE SPX Volatility Index Strike Price: $19.00; Expiration Date: 9/21/2016 (IDENTIFIED COST $6,156)	3,040
	PURCHASED PUT OPTIONs—0.2%
86	iShares iBoxx High Yield Corp Bond Fund Strike Price: $82.00; Expiration Date: 9/16/2016	258
21	SPDR S&P 500 ETF Trust Strike Price: $205.00; Expiration Date: 12/16/2016	7,361

Shares or Contracts		Value
	PURCHASED PUT OPTIONs—continued
11	SPDR S&P 500 ETF Trust Strike Price: $215.00; Expiration Date: 11/18/2016	$5,104
5	SPDR S&P 500 ETF Trust Strike Price: $217.00; Expiration Date: 9/16/2016	1,040
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $40,734)	13,763
	INVESTMENT COMPANIES—59.2%[2]
78,758	Emerging Markets Core Fund	817,509
145,570	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.31%[3]	145,570
146,179	Federated Mortgage Core Portfolio	1,469,103
143,268	High Yield Bond Portfolio	905,455
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,200,847)	3,337,637
	TOTAL INVESTMENTS—97.2% (IDENTIFIED COST $5,227,353)[4]	5,476,211
	OTHER ASSETS AND LIABILITIES - NET—2.8%[5]	156,888
	TOTAL NET ASSETS—100%	$5,633,099
At August 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 E-Mini Index Long Futures	30	$3,254,250	September 2016	$1,331
The average notional value of long and short futures contracts held by the Fund throughout the period was $781,258 and $522,703, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2016, the Fund had the following outstanding written options contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
1CBOE SPX Volatility Index (Call Option)	September 2016	$24.00	76	$(1,330)
[1]iShares iBoxx High Yield Corp Bond Fund (Put-Option)	September 2016	$76.00	86	$(377)
1SPDR S&P 500 ETF Trust (Put-Option)	December 2016	$190.00	21	$(3,307)
1SPDR S&P 500 ETF Trust (Put-Option)	November 2016	$205.00	11	$(2,607)
(Premiums Received $17,618)				$(7,621)
The average market value of written options held by the Fund throughout the period was $2,820. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $5,425 and $11,054, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts and Written Options is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Affiliated holdings.

Transactions involving affiliated holdings during the period ended August 31, 2016, were as follows:
	Emerging Market Fixed Income Core Fund	Emerging Market Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	51,228	—	96,147	430,947	401,290	979,612
Purchases/Additions	—	109,289	93,782	1,946,946	14,452	2,164,469
Sales/Reductions	(51,228)	(30,531)	(43,750)	(2,232,323)	(272,474)	(2,630,306)
Balance of Shares Held 8/31/2016	—	78,758	146,179	145,570	143,268	513,775
Value	$—	$817,509	$1,469,103	$145,570	$905,455	$3,337,637
Dividend Income/Allocated Investment Income	$46,097	$8,795	$18,245	$901	$85,771	$159,809
Realized Gain Distribution/Allocated Net Realized Gain (Loss)	$(34,358)	$—	$—	$—	$—	$(34,358)
3	7-day net yield.
4	At August 31, 2016, the cost of investments for federal tax purposes was $5,227,353. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and written options was $172,044. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $314,365 and net unrealized depreciation from investments for those securities having an excess of cost over value of $65,507.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania ( collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Advisers determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Advisers determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,851,113	$—	$—	$1,851,113
International	270,658	—	—	270,658
Purchased Call Option	3,040	—	—	3,040
Purchased Put Options	13,505	258	—	13,763
Investment Companies[1]	145,570	—	—	3,337,637
TOTAL SECURITIES	$2,283,886	$258	$—	$5,476,211
Other Financial Instruments:[2]
Assets	$1,331	$—	$—	$1,331
Liabilities	(7,244)	(377)	—	(7,621)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,913)	$(377)	$—	$(6,290)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $3,192,067 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and written options.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
SPDR	—Standard & Poor's Depositary Receipt
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2016